UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Mega Cap Stock Fund

Semi-Annual Report
December 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.*	9.4
General Electric Co.	6.7
Microsoft Corp.	6.2
Wells Fargo & Co.	5.7
Apple, Inc.	4.4
Bank of America Corp.	4.2
JPMorgan Chase & Co.	2.8
The Boeing Co.	2.5
Alphabet, Inc. Class A	2.5
Alphabet, Inc. Class C	2.4
46.8

*Security or a portion of the security is pledged as collateral for call options written.
Market Sectors (% of Fund's net assets)

Information Technology	19.4
Financials	15.9
Industrials	15.0
Energy	13.8
Health Care	12.0
Communication Services	8.7
Consumer Staples	4.5
Consumer Discretionary	4.0
Materials	3.7
Real Estate	0.8
Utilities	0.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 10%
Written options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Entertainment - 1.5%
The Walt Disney Co. (a)	111,099	9,652,281
Universal Music Group NV	421,599	10,195,398
		19,847,679
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	357,100	31,506,933
Class C (a)	339,900	30,159,327
Meta Platforms, Inc. Class A (a)	99,900	12,021,966
		73,688,226
Media - 1.4%
Charter Communications, Inc. Class A (a)	1,600	542,560
Comcast Corp. Class A	485,297	16,970,836
		17,513,396
TOTAL COMMUNICATION SERVICES		111,049,301
CONSUMER DISCRETIONARY - 4.0%
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (a)	8,948	18,032,725
Marriott International, Inc. Class A	23,600	3,513,804
Starbucks Corp.	6,100	605,120
		22,151,649
Household Durables - 0.7%
Sony Group Corp. sponsored ADR	121,000	9,229,880
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (a)	28,800	2,419,200
Specialty Retail - 1.2%
Lowe's Companies, Inc.	66,311	13,211,804
TJX Companies, Inc.	17,700	1,408,920
		14,620,724
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	15,100	1,766,851
TOTAL CONSUMER DISCRETIONARY		50,188,304
CONSUMER STAPLES - 4.5%
Beverages - 2.6%
Diageo PLC	364,862	15,970,694
Keurig Dr. Pepper, Inc.	163,700	5,837,542
The Coca-Cola Co.	178,500	11,354,385
		33,162,621
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,300	593,450
Sysco Corp.	119,799	9,158,634
Walmart, Inc.	51,900	7,358,901
		17,110,985
Food Products - 0.1%
Mondelez International, Inc.	17,900	1,193,035
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	500	124,055
Haleon PLC ADR (a)	402,633	3,221,064
		3,345,119
Tobacco - 0.2%
Altria Group, Inc.	52,390	2,394,747
TOTAL CONSUMER STAPLES		57,206,507
ENERGY - 13.8%
Oil, Gas & Consumable Fuels - 13.8%
Canadian Natural Resources Ltd.	361,500	20,074,095
Exxon Mobil Corp. (b)	1,079,987	119,122,569
Hess Corp.	177,316	25,146,955
Imperial Oil Ltd.	231,700	11,285,535
		175,629,154
FINANCIALS - 15.9%
Banks - 14.3%
Bank of America Corp.	1,626,751	53,877,993
JPMorgan Chase & Co.	260,430	34,923,663
PNC Financial Services Group, Inc.	76,131	12,024,130
U.S. Bancorp	184,312	8,037,846
Wells Fargo & Co.	1,753,406	72,398,134
		181,261,766
Capital Markets - 0.4%
Charles Schwab Corp.	58,800	4,895,688
Consumer Finance - 0.1%
American Express Co.	9,500	1,403,625
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	45,900	14,178,510
TOTAL FINANCIALS		201,739,589
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	24,900	2,733,771
Boston Scientific Corp. (a)	460,219	21,294,333
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	123,212	1,846,948
Medtronic PLC	54,296	4,219,885
		30,094,937
Health Care Providers & Services - 3.4%
Cigna Corp.	34,262	11,352,371
Humana, Inc.	5,000	2,560,950
UnitedHealth Group, Inc.	55,298	29,317,894
		43,231,215
Life Sciences Tools & Services - 0.8%
Danaher Corp.	39,410	10,460,202
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	301,899	21,721,633
Eli Lilly & Co.	27,000	9,877,680
GSK PLC sponsored ADR	277,466	9,750,155
Johnson & Johnson	131,213	23,178,776
Sanofi SA sponsored ADR	74,173	3,592,198
		68,120,442
TOTAL HEALTH CARE		151,906,796
INDUSTRIALS - 15.0%
Aerospace & Defense - 4.6%
Airbus Group NV	118,200	14,054,276
Raytheon Technologies Corp.	123,130	12,426,280
The Boeing Co. (a)	166,000	31,621,340
		58,101,896
Air Freight & Logistics - 1.8%
FedEx Corp.	5,500	952,600
United Parcel Service, Inc. Class B	124,279	21,604,661
		22,557,261
Building Products - 0.0%
Johnson Controls International PLC	8,500	544,000
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	18,100	4,662,017
Industrial Conglomerates - 6.7%
General Electric Co.	1,017,594	85,264,201
Machinery - 1.5%
Caterpillar, Inc.	51,000	12,217,560
Deere & Co.	17,380	7,451,849
		19,669,409
TOTAL INDUSTRIALS		190,798,784
INFORMATION TECHNOLOGY - 19.4%
IT Services - 3.9%
Fidelity National Information Services, Inc.	49,800	3,378,930
Fiserv, Inc. (a)	23,000	2,324,610
Kyndryl Holdings, Inc. (a)	220	2,446
MasterCard, Inc. Class A	25,352	8,815,651
PayPal Holdings, Inc. (a)	49,200	3,504,024
Twilio, Inc. Class A (a)	22,900	1,121,184
Visa, Inc. Class A	142,788	29,665,635
		48,812,480
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	131,674	12,822,414
ASML Holding NV	5,136	2,806,310
Intel Corp.	121,500	3,211,245
Lam Research Corp.	20,100	8,448,030
NVIDIA Corp.	20,000	2,922,800
Qualcomm, Inc.	106,316	11,688,381
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,900	1,482,351
		43,381,531
Software - 7.7%
Adobe, Inc. (a)	17,210	5,791,681
Intuit, Inc.	6,300	2,452,086
Microsoft Corp.	327,466	78,532,896
Salesforce.com, Inc. (a)	17,900	2,373,361
SAP SE sponsored ADR	83,300	8,595,727
		97,745,751
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	430,942	55,992,294
TOTAL INFORMATION TECHNOLOGY		245,932,056
MATERIALS - 3.7%
Chemicals - 0.8%
DuPont de Nemours, Inc.	124,118	8,518,218
Linde PLC	4,500	1,467,810
		9,986,028
Metals & Mining - 2.9%
Freeport-McMoRan, Inc.	730,200	27,747,600
Glencore PLC	1,361,900	9,082,031
		36,829,631
TOTAL MATERIALS		46,815,659
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	9,700	2,055,042
Crown Castle International Corp.	2,700	366,228
Simon Property Group, Inc.	66,100	7,765,428
		10,186,698
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	2,600	217,360
Southern Co.	29,100	2,078,031
		2,295,391
TOTAL COMMON STOCKS (Cost $807,687,612)		1,243,748,239

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (c) (Cost $21,869,058)	21,864,685	21,869,058

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $829,556,670)	1,265,617,297
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,989,892
NET ASSETS - 100.0%	1,269,607,189

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Exxon Mobil Corp.	Chicago Board Options Exchange	500	5,515,000	110.00	01/20/23	(163,750)
Exxon Mobil Corp.	Chicago Board Options Exchange	1,000	11,030,000	115.00	03/17/23	(410,877)

TOTAL WRITTEN OPTIONS						(574,627)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $16,545,000.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	23,229,078	39,049,306	40,409,326	146,791	-	-	21,869,058	0.1%
Fidelity Securities Lending Cash Central Fund 4.37%	-	65,879,024	65,879,024	1,999	-	-	-	0.0%
Total	23,229,078	104,928,330	106,288,350	148,790	-	-	21,869,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	111,049,301	100,853,903	10,195,398	-
Consumer Discretionary	50,188,304	50,188,304	-	-
Consumer Staples	57,206,507	41,235,813	15,970,694	-
Energy	175,629,154	175,629,154	-	-
Financials	201,739,589	201,739,589	-	-
Health Care	151,906,796	151,906,796	-	-
Industrials	190,798,784	176,744,508	14,054,276	-
Information Technology	245,932,056	245,932,056	-	-
Materials	46,815,659	37,733,628	9,082,031	-
Real Estate	10,186,698	10,186,698	-	-
Utilities	2,295,391	2,295,391	-	-

Money Market Funds	21,869,058	21,869,058	-	-
Total Investments in Securities:	1,265,617,297	1,216,314,898	49,302,399	-
Derivative Instruments:

Liabilities
Written Options	(574,627)	(574,627)	-	-
Total Liabilities	(574,627)	(574,627)	-	-
Total Derivative Instruments:	(574,627)	(574,627)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(574,627)
Total Equity Risk	0	(574,627)
Total Value of Derivatives	0	(574,627)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
			December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $807,687,612)		1,243,748,239
Fidelity Central Funds (cost $21,869,058)		21,869,058

Total Investment in Securities (cost $829,556,670)			$1,265,617,297
Cash			333
Restricted cash			551,989
Receivable for investments sold
Regular delivery			$661,255
Delayed delivery			2,660,841
Receivable for fund shares sold			790,096
Dividends receivable			1,364,789
Distributions receivable from Fidelity Central Funds			72,535
Prepaid expenses			1,594
Other receivables			4,674
Total assets			1,271,725,403
Liabilities
Payable for investments purchased		$341,674
Payable for fund shares redeemed		479,302
Accrued management fee		455,020
Transfer agent fee payable		148,548
Distribution and service plan fees payable		49,852
Written options, at value (premium received $597,286)		574,627
Other affiliated payables		30,301
Other payables and accrued expenses		38,890
Total Liabilities			2,118,214
Net Assets			$1,269,607,189
Net Assets consist of:
Paid in capital			$847,897,117
Total accumulated earnings (loss)			421,710,072
Net Assets			$1,269,607,189

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($102,646,295 ÷ 6,175,655 shares) (a)			$16.62
Maximum offering price per share (100/94.25 of $16.62)			$17.63
Class M :
Net Asset Value and redemption price per share ($27,299,207 ÷ 1,641,236 shares) (a)			$16.63
Maximum offering price per share (100/96.50 of $16.63)			$17.23
Class C :
Net Asset Value and offering price per share ($20,681,936 ÷ 1,271,778 shares) (a)			$16.26
Mega Cap Stock :
Net Asset Value , offering price and redemption price per share ($899,761,689 ÷ 53,242,403 shares)			$16.90
Class I :
Net Asset Value , offering price and redemption price per share ($61,649,053 ÷ 3,642,410 shares)			$16.93
Class Z :
Net Asset Value , offering price and redemption price per share ($157,569,009 ÷ 9,383,181 shares)			$16.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$12,038,504
Income from Fidelity Central Funds (including $1,999 from security lending)		148,790
Total Income		12,187,294
Expenses
Management fee	$2,790,750
Transfer agent fees	890,635
Distribution and service plan fees	287,832
Accounting fees	185,175
Custodian fees and expenses	13,434
Independent trustees' fees and expenses	2,313
Registration fees	60,772
Audit	31,948
Legal	1,912
Interest	20,022
Miscellaneous	3,850
Total expenses before reductions	4,288,643
Expense reductions	(24,774)
Total expenses after reductions		4,263,869
Net Investment income (loss)		7,923,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,609,354
Foreign currency transactions	(50,988)
Written options	321,505
Total net realized gain (loss)		1,879,871
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	77,115,641
Assets and liabilities in foreign currencies	9,588
Written options	(64,145)
Total change in net unrealized appreciation (depreciation)		77,061,084
Net gain (loss)		78,940,955
Net increase (decrease) in net assets resulting from operations		$86,864,380
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,923,425	$16,810,761
Net realized gain (loss)	1,879,871	59,966,322
Change in net unrealized appreciation (depreciation)	77,061,084	(243,469,369)
Net increase (decrease) in net assets resulting from operations	86,864,380	(166,692,286)
Distributions to shareholders	(58,426,986)	(82,065,696)
Share transactions - net increase (decrease)	(95,011,738)	(79,071,772)
Total increase (decrease) in net assets	(66,574,344)	(327,829,754)

Net Assets
Beginning of period	1,336,181,533	1,664,011,287
End of period	$1,269,607,189	$1,336,181,533

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.14	$19.05	$13.83	$15.51	$17.34	$18.42
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.15	.22	.29	.23
Net realized and unrealized gain (loss)	1.09	(2.17)	6.31	.08	.77	1.49
Total from investment operations	1.17	(2.03)	6.46	.30	1.06	1.72
Distributions from net investment income	(.18)	(.29)	(.24)	(.27)	(.26)	(.24)
Distributions from net realized gain	(.51)	(.59)	(1.00)	(1.70)	(2.63)	(2.56)
Total distributions	(.69)	(.88)	(1.24)	(1.98) C	(2.89)	(2.80)
Net asset value, end of period	$16.62	$16.14	$19.05	$13.83	$15.51	$17.34
Total Return D,E,F	7.26%	(11.25)% G	49.60%	1.78%	6.99%	10.60%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.90% J	.90%	.91%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.90% J	.89%	.91%	.93%	.93%	.93%
Expenses net of all reductions	.90% J	.89%	.91%	.92%	.93%	.93%
Net investment income (loss)	.96% J	.78%	.95%	1.56%	1.88%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$102,646	$88,064	$87,302	$54,948	$64,311	$62,333
Portfolio turnover rate K	3% J	13%	43%	49% L	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been (11.29)%.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.13	$19.03	$13.82	$15.50	$17.31	$18.39
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	.11	.19	.25	.19
Net realized and unrealized gain (loss)	1.09	(2.17)	6.31	.06	.78	1.48
Total from investment operations	1.15	(2.07)	6.42	.25	1.03	1.67
Distributions from net investment income	(.13)	(.24)	(.20)	(.23)	(.21)	(.19)
Distributions from net realized gain	(.51)	(.59)	(1.00)	(1.70)	(2.63)	(2.56)
Total distributions	(.65) C	(.83)	(1.21) C	(1.93)	(2.84)	(2.75)
Net asset value, end of period	$16.63	$16.13	$19.03	$13.82	$15.50	$17.31
Total Return D,E,F	7.08%	(11.45)% G	49.19%	1.50%	6.79%	10.33%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.16% J	1.15%	1.17%	1.18%	1.19%	1.19%
Expenses net of fee waivers, if any	1.16% J	1.15%	1.17%	1.18%	1.19%	1.19%
Expenses net of all reductions	1.16% J	1.15%	1.16%	1.18%	1.18%	1.18%
Net investment income (loss)	.71% J	.52%	.69%	1.31%	1.63%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$27,299	$25,617	$28,266	$21,208	$25,031	$26,446
Portfolio turnover rate K	3% J	13%	43%	49% L	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been (11.49)%.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.74	$18.58	$13.53	$15.20	$17.03	$18.13
Income from Investment Operations
Net investment income (loss) A,B	.01	- C	.03	.11	.17	.10
Net realized and unrealized gain (loss)	1.07	(2.12)	6.15	.08	.77	1.47
Total from investment operations	1.08	(2.12)	6.18	.19	.94	1.57
Distributions from net investment income	(.04)	(.15)	(.13)	(.15)	(.13)	(.11)
Distributions from net realized gain	(.51)	(.58)	(1.00)	(1.70)	(2.63)	(2.56)
Total distributions	(.56) D	(.72) D	(1.13)	(1.86) D	(2.77) D	(2.67)
Net asset value, end of period	$16.26	$15.74	$18.58	$13.53	$15.20	$17.03
Total Return E,F,G	6.82%	(11.90)% H	48.31%	1.05%	6.23%	9.81%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.68% K	1.67%	1.69%	1.69%	1.68%	1.68%
Expenses net of fee waivers, if any	1.68% K	1.67%	1.69%	1.69%	1.67%	1.68%
Expenses net of all reductions	1.68% K	1.67%	1.69%	1.69%	1.67%	1.68%
Net investment income (loss)	.18% K	-% L	.17%	.80%	1.14%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$20,682	$20,255	$27,727	$24,283	$28,459	$33,640
Portfolio turnover rate M	3% K	13%	43%	49% N	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been (11.94)%.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount represents less than .005%.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mega Cap Stock Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.42	$19.36	$14.04	$15.71	$17.52	$18.58
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.20	.27	.34	.28
Net realized and unrealized gain (loss)	1.12	(2.21)	6.40	.07	.78	1.50
Total from investment operations	1.22	(2.01)	6.60	.34	1.12	1.78
Distributions from net investment income	(.23)	(.34)	(.28)	(.31)	(.30)	(.27)
Distributions from net realized gain	(.51)	(.59)	(1.00)	(1.70)	(2.63)	(2.56)
Total distributions	(.74)	(.93)	(1.28)	(2.01)	(2.93)	(2.84) C
Net asset value, end of period	$16.90	$16.42	$19.36	$14.04	$15.71	$17.52
Total Return D,E	7.42%	(10.99)% F	49.96%	2.09%	7.33%	10.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.61%	.63%	.65%	.65%	.68%
Expenses net of fee waivers, if any	.62% I	.61%	.63%	.64%	.65%	.68%
Expenses net of all reductions	.62% I	.61%	.63%	.64%	.65%	.68%
Net investment income (loss)	1.25% I	1.06%	1.23%	1.84%	2.16%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$899,762	$927,217	$1,166,988	$773,080	$1,488,549	$1,715,822
Portfolio turnover rate J	3% I	13%	43%	49% K	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been (11.03)%.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.45	$19.39	$14.07	$15.72	$17.53	$18.60
Income from Investment Operations
Net investment income (loss) A,B	.10	.19	.20	.27	.34	.28
Net realized and unrealized gain (loss)	1.12	(2.21)	6.42	.06	.79	1.50
Total from investment operations	1.22	(2.02)	6.62	.33	1.13	1.78
Distributions from net investment income	(.23)	(.34)	(.29)	(.28)	(.30)	(.29)
Distributions from net realized gain	(.51)	(.59)	(1.00)	(1.70)	(2.63)	(2.56)
Total distributions	(.74)	(.92) C	(1.30) C	(1.98)	(2.94) C	(2.85)
Net asset value, end of period	$16.93	$16.45	$19.39	$14.07	$15.72	$17.53
Total Return D,E	7.42%	(11.00)% F	49.97%	2.04%	7.33%	10.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.65%	.65%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.63% I	.64%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.63% I	.64%	.64%	.65%	.66%	.66%
Net investment income (loss)	1.23% I	1.03%	1.21%	1.83%	2.15%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$61,649	$52,884	$39,876	$20,725	$147,465	$143,472
Portfolio turnover rate J	3% I	13%	43%	49% K	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been (11.04)%.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$19.25	$13.97	$15.65	$17.46	$18.53
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.22	.28	.35	.30
Net realized and unrealized gain (loss)	1.12	(2.20)	6.36	.08	.79	1.51
Total from investment operations	1.23	(1.98)	6.58	.36	1.14	1.81
Distributions from net investment income	(.25)	(.36)	(.30)	(.33)	(.32)	(.31)
Distributions from net realized gain	(.51)	(.59)	(1.00)	(1.70)	(2.63)	(2.56)
Total distributions	(.76)	(.95)	(1.30)	(2.04) C	(2.95)	(2.88) C
Net asset value, end of period	$16.79	$16.32	$19.25	$13.97	$15.65	$17.46
Total Return D,E	7.52%	(10.92)% F	50.14%	2.18%	7.47%	11.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.52% I	.51%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.51% I	.51%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.51% I	.51%	.52%	.52%	.53%	.53%
Net investment income (loss)	1.35% I	1.16%	1.34%	1.96%	2.29%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$157,569	$222,146	$313,854	$213,832	$193,889	$81,817
Portfolio turnover rate J	3% I	13%	43%	49% K	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been (10.96)%.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$500,027,493
Gross unrealized depreciation	(69,486,000)
Net unrealized appreciation (depreciation)	$430,541,493
Tax cost	$835,098,463

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	20,813,412	168,267,820

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$118,207	$3,106
Class M	.25%	.25%	67,254	-
Class C	.75%	.25%	102,371	13,746
			$287,832	$16,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,746
Class M	979
Class C A	131
$16,856

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$84,714.18
Class M	25,215.19
Class C	21,441.21
Mega Cap Stock	677,777.15
Class I	42,268.16
Class Z	39,220.04
	$890,635

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mega Cap Stock Fund	$1,216

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mega Cap Stock Fund	Borrower	$6,447,229	3.16%	$19,829

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	2,041,122	7,813,313	1,716,350

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mega Cap Stock Fund	$1,247

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mega Cap Stock Fund	$208	$-	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mega Cap Stock Fund	$466,200	2.98%	$193

10. Expense Reductions.
Through arrangements each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$28

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $24,746.

11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$3,853,964	$4,168,848
Class M	1,033,161	1,236,079
Class C	718,884	1,054,574
Mega Cap Stock	41,036,146	56,066,052
Class I	2,435,167	1,998,583
Class Z	9,349,664	17,541,560
Total	$58,426,986	$82,065,696

12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2022	Year ended June 30, 2022	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Mega Cap Stock Fund
Class A
Shares sold	918,202	1,492,302	$15,307,263	$27,642,806
Reinvestment of distributions	228,217	221,711	3,827,310	4,140,030
Shares redeemed	(427,622)	(840,067)	(7,012,528)	(15,338,731)
Net increase (decrease)	718,797	873,946	$12,122,045	$16,444,105
Class M
Shares sold	100,981	292,638	$1,676,718	$5,511,563
Reinvestment of distributions	61,536	66,120	1,032,772	1,234,490
Shares redeemed	(109,887)	(255,295)	(1,808,234)	(4,693,563)
Net increase (decrease)	52,630	103,463	$901,256	$2,052,490
Class C
Shares sold	144,876	260,842	$2,349,706	$4,755,232
Reinvestment of distributions	43,647	57,728	716,292	1,053,354
Shares redeemed	(203,811)	(523,457)	(3,303,213)	(9,487,326)
Net increase (decrease)	(15,288)	(204,887)	$(237,215)	$(3,678,740)
Mega Cap Stock
Shares sold	2,104,962	7,598,334	$35,784,166	$146,062,944
Reinvestment of distributions	2,240,783	2,797,662	38,208,143	53,068,612
Shares redeemed	(7,576,580)	(14,201,219)	(121,462,689)	(268,561,849)
Net increase (decrease)	(3,230,835)	(3,805,223)	$(47,470,380)	$(69,430,293)
Class I
Shares sold	1,203,326	2,965,041	$20,737,610	$57,337,133
Reinvestment of distributions	141,083	103,482	2,409,447	1,967,233
Shares redeemed	(917,290)	(1,909,760)	(15,629,114)	(36,447,458)
Net increase (decrease)	427,119	1,158,763	$7,517,943	$22,856,908
Class Z
Shares sold	6,043,187	17,477,193	$95,585,894	$318,523,898
Reinvestment of distributions	80,256	547,391	1,360,444	10,313,549
Shares redeemed	(10,349,365)	(20,717,755)	(164,791,725)	(376,153,689)
Net increase (decrease)	(4,225,922)	(2,693,171)	$(67,845,387)	$(47,316,242)

13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity® Mega Cap Stock Fund
Class A	.90%
Actual		$ 1,000	$ 1,072.60	$ 4.70
Hypothetical- B		$ 1,000	$ 1,020.67	$ 4.58
Class M	1.16%
Actual		$ 1,000	$ 1,070.80	$ 6.05
Hypothetical- B		$ 1,000	$ 1,019.36	$ 5.90
Class C	1.68%
Actual		$ 1,000	$ 1,068.20	$ 8.76
Hypothetical- B		$ 1,000	$ 1,016.74	$ 8.54
Fidelity® Mega Cap Stock Fund	.62%
Actual		$ 1,000	$ 1,074.20	$ 3.24
Hypothetical- B		$ 1,000	$ 1,022.08	$ 3.16
Class I	.63%
Actual		$ 1,000	$ 1,074.20	$ 3.29
Hypothetical- B		$ 1,000	$ 1,022.03	$ 3.21
Class Z	.51%
Actual		$ 1,000	$ 1,075.20	$ 2.67
Hypothetical- B		$ 1,000	$ 1,022.63	$ 2.60

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.714809.126
GII-SANN-0323
Fidelity® Growth Discovery Fund

Semi-Annual Report
December 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	10.0
UnitedHealth Group, Inc.	5.5
Alphabet, Inc. Class A	4.5
Apple, Inc.	3.7
Amazon.com, Inc.	3.0
Vertex Pharmaceuticals, Inc.	2.7
Universal Music Group NV	2.3
Warner Music Group Corp. Class A	2.0
The Coca-Cola Co.	1.9
Eli Lilly & Co.	1.9
37.5

Market Sectors (% of Fund's net assets)

Information Technology	26.0
Health Care	20.1
Communication Services	11.9
Consumer Discretionary	10.5
Industrials	10.0
Financials	6.2
Energy	5.4
Consumer Staples	4.5
Materials	3.7
Real Estate	0.1
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.9%
Entertainment - 4.7%
Liberty Media Corp. Liberty Formula One Series C (a)	104,872	6,269
Netflix, Inc. (a)	16,700	4,924
Universal Music Group NV	2,570,267	62,156
Warner Music Group Corp. Class A (b)	1,573,563	55,106
		128,455
Interactive Media & Services - 6.4%
Alphabet, Inc. Class A (a)	1,401,853	123,685
Bumble, Inc. (a)	251,436	5,293
Epic Games, Inc. (a)(c)(d)	2,244	1,830
Meta Platforms, Inc. Class A (a)	308,801	37,161
Zoominfo Technologies, Inc. (a)	155,695	4,688
		172,657
Media - 0.8%
Charter Communications, Inc. Class A (a)	62,899	21,329
Innovid Corp. (a)(c)	166,306	284
		21,613
TOTAL COMMUNICATION SERVICES		322,725
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.0%
Mobileye Global, Inc. (b)	24,200	848
Automobiles - 0.7%
Ferrari NV	83,785	17,948
XPeng, Inc. ADR (a)(b)	13,400	133
		18,081
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A	667,546	6,422
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	174,882	14,952
Chipotle Mexican Grill, Inc. (a)	4,500	6,244
Flutter Entertainment PLC (a)	114,487	15,626
		36,822
Household Durables - 0.0%
Blu Investments LLC (a)(c)(d)	3,320,224	1
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	973,339	81,760
Uber Technologies, Inc. (a)	1,944,742	48,093
		129,853
Multiline Retail - 0.1%
Dollarama, Inc.	31,500	1,842
Specialty Retail - 2.2%
Aritzia, Inc. (a)	53,069	1,856
Five Below, Inc. (a)	126,188	22,319
TJX Companies, Inc.	286,145	22,777
Victoria's Secret & Co. (a)	364,588	13,045
		59,997
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	23,463	17,074
On Holding AG (a)	7,900	136
Samsonite International SA (a)(e)	5,448,387	14,306
		31,516
TOTAL CONSUMER DISCRETIONARY		285,382
CONSUMER STAPLES - 4.5%
Beverages - 4.5%
Boston Beer Co., Inc. Class A (a)	30,100	9,919
Constellation Brands, Inc. Class A (sub. vtg.)	68,387	15,849
Keurig Dr. Pepper, Inc.	441,545	15,745
Monster Beverage Corp. (a)	268,112	27,221
The Coca-Cola Co.	827,214	52,619
		121,353
Household Products - 0.0%
Energizer Holdings, Inc.	16,200	544
TOTAL CONSUMER STAPLES		121,897
ENERGY - 5.4%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	494,993	14,617
Cactus, Inc.	78,900	3,966
Championx Corp.	298,489	8,653
Helmerich & Payne, Inc. (b)	78,900	3,911
TechnipFMC PLC (a)	46,419	566
		31,713
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.	188,667	10,477
Cheniere Energy, Inc.	241,600	36,230
Denbury, Inc. (a)	66,309	5,770
New Fortress Energy, Inc.	176,882	7,503
Ovintiv, Inc.	50,200	2,546
Range Resources Corp.	350,000	8,757
Reliance Industries Ltd.	1,377,335	42,278
		113,561
TOTAL ENERGY		145,274
FINANCIALS - 6.2%
Banks - 1.1%
Bank of America Corp.	742,430	24,589
HDFC Bank Ltd. (a)	75,673	1,484
Signature Bank	25,938	2,989
		29,062
Capital Markets - 2.4%
CME Group, Inc.	303,996	51,120
MSCI, Inc.	28,488	13,252
		64,372
Insurance - 2.7%
American Financial Group, Inc.	113,462	15,576
Arthur J. Gallagher & Co.	172,603	32,543
BRP Group, Inc. (a)	181,783	4,570
Marsh & McLennan Companies, Inc.	127,893	21,164
		73,853
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	247,200	1,730
TOTAL FINANCIALS		169,017
HEALTH CARE - 20.1%
Biotechnology - 6.7%
2seventy bio, Inc. (a)(b)	34,400	322
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	678,800	183
rights (a)(d)	678,800	61
Affimed NV (a)(b)	251,902	312
Alnylam Pharmaceuticals, Inc. (a)	77,333	18,378
Applied Therapeutics, Inc. (a)	56,523	43
Arcellx, Inc.	25,300	784
Beam Therapeutics, Inc. (a)(b)	25,400	993
Cytokinetics, Inc. (a)	74,200	3,400
EQRx, Inc. (a)	168,650	415
Erasca, Inc. (a)	65,800	284
Evelo Biosciences, Inc. (a)	187,600	302
Galapagos NV sponsored ADR (a)(b)	190,059	8,435
Gamida Cell Ltd. (a)(b)	976,186	1,259
Genmab A/S (a)	7,100	3,002
Hookipa Pharma, Inc. (a)	454,700	368
Immunocore Holdings PLC ADR (a)	68,900	3,932
Innovent Biologics, Inc. (a)(e)	409,342	1,742
Insmed, Inc. (a)	304,997	6,094
Legend Biotech Corp. ADR (a)	55,700	2,781
Prelude Therapeutics, Inc. (a)	11,400	69
Regeneron Pharmaceuticals, Inc. (a)	45,769	33,022
Rubius Therapeutics, Inc. (a)(b)	54,080	9
Seagen, Inc. (a)	124,426	15,990
Seres Therapeutics, Inc. (a)	161,000	902
Synlogic, Inc. (a)	458,100	348
Vertex Pharmaceuticals, Inc. (a)	256,122	73,963
Vor Biopharma, Inc. (a)(b)	298,222	1,983
XOMA Corp. (a)(b)	162,100	2,983
		182,359
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	416,900	19,290
Insulet Corp. (a)	3,700	1,089
Nevro Corp. (a)	20,700	820
Penumbra, Inc. (a)	23,000	5,117
		26,316
Health Care Providers & Services - 6.7%
Guardant Health, Inc. (a)	187,713	5,106
HealthEquity, Inc. (a)	468,285	28,865
Option Care Health, Inc. (a)	31,000	933
UnitedHealth Group, Inc.	279,382	148,123
		183,027
Health Care Technology - 0.3%
Certara, Inc. (a)(b)	260,358	4,184
Doximity, Inc. (a)(b)	47,336	1,589
Simulations Plus, Inc. (b)	50,400	1,843
		7,616
Life Sciences Tools & Services - 2.6%
Bio-Techne Corp.	89,188	7,392
Bruker Corp.	213,552	14,596
Charles River Laboratories International, Inc. (a)	15,000	3,269
Codexis, Inc. (a)	213,101	993
Danaher Corp.	115,314	30,607
Nanostring Technologies, Inc. (a)	45,596	363
Thermo Fisher Scientific, Inc.	23,199	12,775
		69,995
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	89,364	1,407
AstraZeneca PLC sponsored ADR	264,607	17,940
Eli Lilly & Co.	140,601	51,437
Nuvation Bio, Inc. (a)	119,094	229
Revance Therapeutics, Inc. (a)	259,981	4,799
		75,812
TOTAL HEALTH CARE		545,125
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.2%
Axon Enterprise, Inc. (a)	43,698	7,251
Northrop Grumman Corp.	47,520	25,927
Spirit AeroSystems Holdings, Inc. Class A (b)	474,700	14,051
The Boeing Co. (a)	205,286	39,105
		86,334
Electrical Equipment - 1.5%
AMETEK, Inc.	67,700	9,459
Bloom Energy Corp. Class A (a)(b)	58,800	1,124
Eaton Corp. PLC	24,097	3,782
Hubbell, Inc. Class B (b)	26,572	6,236
Rockwell Automation, Inc. (b)	77,135	19,868
		40,469
Industrial Conglomerates - 0.8%
General Electric Co.	253,000	21,199
Machinery - 1.8%
Chart Industries, Inc. (a)(b)	30,532	3,518
Ingersoll Rand, Inc.	502,900	26,277
Parker Hannifin Corp.	40,116	11,674
Westinghouse Air Brake Tech Co.	81,004	8,085
		49,554
Professional Services - 1.5%
ASGN, Inc. (a)	66,920	5,453
KBR, Inc.	596,045	31,471
Kforce, Inc.	24,400	1,338
Upwork, Inc. (a)	204,772	2,138
		40,400
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	31,239	8,865
Trading Companies & Distributors - 0.9%
Ferguson PLC	179,726	22,684
TOTAL INDUSTRIALS		269,505
INFORMATION TECHNOLOGY - 26.0%
IT Services - 1.6%
Cloudflare, Inc. (a)	140,276	6,342
MasterCard, Inc. Class A	62,482	21,727
MongoDB, Inc. Class A (a)	73,317	14,432
Snowflake, Inc. (a)	5,100	732
		43,233
Semiconductors & Semiconductor Equipment - 4.9%
Aixtron AG	309,465	8,934
Allegro MicroSystems LLC (a)	79,500	2,387
ASML Holding NV	24,332	13,295
eMemory Technology, Inc.	24,000	1,037
Enphase Energy, Inc. (a)	90,310	23,929
Monolithic Power Systems, Inc.	4,600	1,627
NVIDIA Corp.	228,229	33,353
NXP Semiconductors NV	34,254	5,413
Qualcomm, Inc.	196,918	21,649
Silicon Laboratories, Inc. (a)	5,000	678
SiTime Corp. (a)	82,885	8,423
Universal Display Corp.	106,768	11,535
		132,260
Software - 15.8%
Adobe, Inc. (a)	152,079	51,179
Confluent, Inc. (a)	149,192	3,318
Elastic NV (a)	1,800	93
HashiCorp, Inc. (b)	120,110	3,284
HubSpot, Inc. (a)	15,161	4,383
Intuit, Inc.	59,866	23,301
Manhattan Associates, Inc. (a)	111,308	13,513
Microsoft Corp.	1,130,882	271,209
Oracle Corp.	371,743	30,386
Palo Alto Networks, Inc. (a)	189,103	26,387
Volue A/S (a)	579,724	1,666
		428,719
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	758,458	98,546
TOTAL INFORMATION TECHNOLOGY		702,758
MATERIALS - 3.4%
Chemicals - 3.0%
Albemarle Corp.	103,599	22,466
Aspen Aerogels, Inc. (a)	274,400	3,235
CF Industries Holdings, Inc.	236,561	20,155
Sherwin-Williams Co.	146,845	34,851
		80,707
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	1,122,285	5,916
MP Materials Corp. (a)(b)	202,380	4,914
		10,830
TOTAL MATERIALS		91,537
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(c)	331,286	150
WeWork, Inc. (a)(b)	1,628,500	2,329
		2,479
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	47,500	1,204
TOTAL COMMON STOCKS (Cost $1,966,643)		2,656,903

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	75,700	277
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	48,212	2
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	250,763	1,053
TOTAL INFORMATION TECHNOLOGY		1,055
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	50,974	2,415
Series C3 (a)(c)(d)	63,718	3,018
Series C4 (a)(c)(d)	18,303	867
Series C5 (a)(c)(d)	36,887	1,747
		8,047
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,411)		9,379

Money Market Funds - 3.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.37% (f)	66,502,838	66,516
Fidelity Securities Lending Cash Central Fund 4.37% (f)(g)	28,030,963	28,034
TOTAL MONEY MARKET FUNDS (Cost $94,550)		94,550

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,068,604)	2,760,832
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(52,279)
NET ASSETS - 100.0%	2,708,553

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,644,000 or 0.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,048,000 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0

ASAPP, Inc. Series C	4/30/21	1,654

Blu Investments LLC	5/21/20	6

Doma Holdings, Inc.	3/02/21	3,313

ElevateBio LLC Series C	3/09/21	318

Epic Games, Inc.	3/29/21	1,986

Illuminated Holdings, Inc. Series C2	7/07/20	1,274

Illuminated Holdings, Inc. Series C3	7/07/20	1,912

Illuminated Holdings, Inc. Series C4	1/08/21	659

Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Innovid Corp.	6/24/21	1,663

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	6,259	363,548	303,291	604	-	-	66,516	0.2%
Fidelity Securities Lending Cash Central Fund 4.37%	109,945	163,875	245,786	271	-	-	28,034	0.1%
Total	116,204	527,423	549,077	875	-	-	94,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	322,725	258,739	62,156	1,830
Consumer Discretionary	285,382	254,001	31,380	1
Consumer Staples	121,897	121,897	-	-
Energy	145,274	102,996	42,278	-
Financials	169,017	167,533	1,484	-
Health Care	545,402	540,137	4,744	521
Industrials	269,505	269,505	-	-
Information Technology	703,813	701,721	1,037	1,055
Materials	99,584	85,621	5,916	8,047
Real Estate	2,479	2,479	-	-
Utilities	1,204	1,204	-	-

Money Market Funds	94,550	94,550	-	-
Total Investments in Securities:	2,760,832	2,600,383	148,995	11,454
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)			December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,596) - See accompanying schedule:	$
Unaffiliated issuers (cost $1,974,054)		2,666,282
Fidelity Central Funds (cost $94,550)		94,550

Total Investment in Securities (cost $2,068,604)			$2,760,832
Foreign currency held at value (cost $58)			59
Receivable for investments sold			2,723
Receivable for fund shares sold			2,821
Dividends receivable			1,847
Distributions receivable from Fidelity Central Funds			232
Prepaid expenses			3
Other receivables			18
Total assets			2,768,535
Liabilities
Payable for investments purchased		$25,542
Payable for fund shares redeemed		2,138
Accrued management fee		1,690
Other affiliated payables		371
Other payables and accrued expenses		2,213
Collateral on securities loaned		28,028
Total Liabilities			59,982
Net Assets			$2,708,553
Net Assets consist of:
Paid in capital			$2,024,844
Total accumulated earnings (loss)			683,709
Net Assets			$2,708,553

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value , offering price and redemption price per share ($2,402,169 ÷ 58,845 shares)			$40.82
Class K :
Net Asset Value , offering price and redemption price per share ($306,384 ÷ 7,492 shares)			$40.89
Statement of Operations
Amounts in thousands		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$21,866
Income from Fidelity Central Funds (including $271 from security lending)		875
Total Income		22,741
Expenses
Management fee
Basic fee	$7,396
Performance adjustment	2,566
Transfer agent fees	1,858
Accounting fees	365
Custodian fees and expenses	26
Independent trustees' fees and expenses	5
Registration fees	52
Audit	33
Legal	5
Interest	17
Miscellaneous	7
Total expenses before reductions	12,330
Expense reductions	(52)
Total expenses after reductions		12,278
Net Investment income (loss)		10,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $419)	(2,673)
Foreign currency transactions	34
Total net realized gain (loss)		(2,639)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $648)	(36,771)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(36,768)
Net gain (loss)		(39,407)
Net increase (decrease) in net assets resulting from operations		$(28,944)
Statement of Changes in Net Assets

Amount in thousands	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,463	$(4,098)
Net realized gain (loss)	(2,639)	226,790
Change in net unrealized appreciation (depreciation)	(36,768)	(774,350)
Net increase (decrease) in net assets resulting from operations	(28,944)	(551,658)
Distributions to shareholders	(98,036)	(443,712)
Share transactions - net increase (decrease)	67,118	389,486
Total increase (decrease) in net assets	(59,862)	(605,884)

Net Assets
Beginning of period	2,768,415	3,374,299
End of period	$2,708,553	$2,768,415

Financial Highlights
Fidelity® Growth Discovery Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$42.65	$58.70	$45.22	$37.74	$35.75	$30.58
Income from Investment Operations
Net investment income (loss) A,B	.16	(.07)	(.07)	.03	.04	.07
Net realized and unrealized gain (loss)	(.50)	(8.48)	18.53	9.15	3.51	6.71
Total from investment operations	(.34)	(8.55)	18.46	9.18	3.55	6.78
Distributions from net investment income	(.01)	(.13)	(.01)	(.02)	(.06)	(.05)
Distributions from net realized gain	(1.48)	(7.37)	(4.98)	(1.68)	(1.50)	(1.56)
Total distributions	(1.49)	(7.50)	(4.98) C	(1.70)	(1.56)	(1.61)
Net asset value, end of period	$40.82	$42.65	$58.70	$45.22	$37.74	$35.75
Total Return D,E	(1.19)%	(17.10)%	43.10%	25.33%	10.33%	22.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89% H	.77%	.79%	.79%	.77%	.74%
Expenses net of fee waivers, if any	.89% H	.77%	.79%	.79%	.77%	.74%
Expenses net of all reductions	.89% H	.77%	.78%	.78%	.76%	.73%
Net investment income (loss)	.73% H	(.14)%	(.12)%	.06%	.11%	.22%
Supplemental Data
Net assets, end of period (in millions)	$2,402	$2,339	$2,944	$2,094	$1,707	$1,546
Portfolio turnover rate I	38% H	45%	51%	54%	49%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$42.71	$58.78	$45.27	$37.78	$35.78	$30.61
Income from Investment Operations
Net investment income (loss) A,B	.18	(.02)	(.02)	.06	.08	.11
Net realized and unrealized gain (loss)	(.49)	(8.50)	18.56	9.17	3.52	6.71
Total from investment operations	(.31)	(8.52)	18.54	9.23	3.60	6.82
Distributions from net investment income	(.03)	(.16)	(.03)	(.06)	(.10)	(.09)
Distributions from net realized gain	(1.48)	(7.40)	(5.00)	(1.68)	(1.50)	(1.56)
Total distributions	(1.51)	(7.55) C	(5.03)	(1.74)	(1.60)	(1.65)
Net asset value, end of period	$40.89	$42.71	$58.78	$45.27	$37.78	$35.78
Total Return D,E	(1.12)%	(17.04)%	43.25%	25.46%	10.47%	23.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79% H	.68%	.69%	.69%	.66%	.63%
Expenses net of fee waivers, if any	.78% H	.68%	.69%	.69%	.66%	.63%
Expenses net of all reductions	.78% H	.68%	.69%	.68%	.66%	.63%
Net investment income (loss)	.84% H	(.05)%	(.03)%	.17%	.22%	.32%
Supplemental Data
Net assets, end of period (in millions)	$306	$430	$430	$316	$366	$361
Portfolio turnover rate I	38% H	45%	51%	54%	49%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify the Fund as a non-diversified fund.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income	Net Unrealized Appreciation (Depreciation)
Fidelity Growth Discovery Fund	$ 8,427	$ (8,427)

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$851,194
Gross unrealized depreciation	(168,533)
Net unrealized appreciation (depreciation)	$682,661
Tax cost	$2,078,171

The Fund elected to defer to its next fiscal year approximately $1,699 of ordinary losses recognized during the period January 1, 2022 to June 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	519,257	588,433

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Growth Discovery	$1,784.15
Class K	74.04
	$1,858

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Discovery Fund	$ 10

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Discovery Fund	Borrower	$16,173	3.01%	$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	28,555	39,783	(2,512)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Discovery Fund	$ 3

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Discovery Fund	$ 28	$ 2	$162

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Discovery Fund	$ 1,639	3.58%	$ 2

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $52.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$82,690	$386,457
Class K	15,346	57,255
Total	$98,036	$443,712

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2022	Year ended June 30, 2022	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	7,256	7,475	$311,633	$391,110
Reinvestment of distributions	1,665	6,660	76,651	364,307
Shares redeemed	(4,910)	(9,455)	(208,807)	(488,310)
Net increase (decrease)	4,011	4,680	$179,477	$267,107
Class K
Shares sold	2,288	4,366	$97,316	$204,465
Reinvestment of distributions	333	1,046	15,346	57,255
Shares redeemed	(5,192)	(2,667)	(225,021)	(139,341)
Net increase (decrease)	(2,571)	2,745	$(112,359)	$122,379

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity® Growth Discovery Fund
Fidelity® Growth Discovery Fund	.89%
Actual		$ 1,000	$ 988.10	$ 4.46
Hypothetical- B		$ 1,000	$ 1,020.72	$ 4.53
Class K	.78%
Actual		$ 1,000	$ 988.80	$ 3.91
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.97

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.714430.124
CII-SANN-0323
Fidelity® Fund

Semi-Annual Report
December 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	10.3
Microsoft Corp.	9.4
Alphabet, Inc. Class A	6.7
UnitedHealth Group, Inc.	3.5
The Home Depot, Inc.	2.2
Costco Wholesale Corp.	2.1
Danaher Corp.	2.0
Eli Lilly & Co.	2.0
JPMorgan Chase & Co.	1.9
Visa, Inc. Class A	1.8
41.9

Market Sectors (% of Fund's net assets)

Information Technology	36.0
Health Care	16.6
Communication Services	10.7
Financials	9.2
Consumer Discretionary	8.7
Energy	6.0
Consumer Staples	4.5
Industrials	3.2
Materials	1.4
Utilities	1.3
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 1.3%

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	1,225,600	48,289
Entertainment - 0.7%
Activision Blizzard, Inc.	503,800	38,566
Interactive Media & Services - 7.9%
Alphabet, Inc.:
Class A (a)	4,194,200	370,054
Class C (a)	430,000	38,154
Meta Platforms, Inc. Class A (a)	225,000	27,077
		435,285
Media - 1.2%
Comcast Corp. Class A	1,820,500	63,663
TOTAL COMMUNICATION SERVICES		585,803
CONSUMER DISCRETIONARY - 8.7%
Distributors - 0.2%
Genuine Parts Co.	77,500	13,447
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A (a)	20,400	1,744
Domino's Pizza, Inc.	9,700	3,360
		5,104
Household Durables - 0.2%
NVR, Inc. (a)	2,520	11,624
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	1,116,000	93,744
Multiline Retail - 1.3%
Dollar General Corp.	289,400	71,265
Specialty Retail - 5.2%
AutoZone, Inc. (a)	21,100	52,036
Lowe's Companies, Inc.	243,400	48,495
O'Reilly Automotive, Inc. (a)	67,700	57,141
The Home Depot, Inc.	382,000	120,659
Tractor Supply Co.	16,100	3,622
		281,953
TOTAL CONSUMER DISCRETIONARY		477,137
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	250,000	114,125
Walmart, Inc.	45,700	6,480
		120,605
Household Products - 1.7%
Procter & Gamble Co.	600,000	90,936
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	138,700	34,413
TOTAL CONSUMER STAPLES		245,954
ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	285,800	51,298
Exxon Mobil Corp.	699,500	77,155
Marathon Petroleum Corp.	490,800	57,124
Occidental Petroleum Corp.	1,044,800	65,812
PDC Energy, Inc.	546,173	34,671
Valero Energy Corp.	317,900	40,329
		326,389
FINANCIALS - 9.2%
Banks - 3.4%
Bank of America Corp.	2,243,811	74,315
JPMorgan Chase & Co.	762,800	102,291
Wells Fargo & Co.	264,400	10,917
		187,523
Capital Markets - 4.2%
Ameriprise Financial, Inc.	48,000	14,946
Morgan Stanley	351,800	29,910
MSCI, Inc.	186,559	86,782
Raymond James Financial, Inc.	416,300	44,482
S&P Global, Inc.	114,900	38,485
T. Rowe Price Group, Inc.	115,100	12,553
		227,158
Insurance - 1.6%
Arthur J. Gallagher & Co.	303,600	57,241
Hartford Financial Services Group, Inc.	299,000	22,673
Progressive Corp.	57,200	7,419
		87,333
TOTAL FINANCIALS		502,014
HEALTH CARE - 16.6%
Biotechnology - 3.0%
Gilead Sciences, Inc.	624,200	53,588
Regeneron Pharmaceuticals, Inc. (a)	80,000	57,719
Vertex Pharmaceuticals, Inc. (a)	190,400	54,984
		166,291
Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	336,300	25,091
Intuitive Surgical, Inc. (a)	70,100	18,601
ResMed, Inc.	102,000	21,229
		64,921
Health Care Providers & Services - 5.0%
McKesson Corp.	126,800	47,565
Molina Healthcare, Inc. (a)	108,500	35,829
UnitedHealth Group, Inc.	359,100	190,388
		273,782
Health Care Technology - 0.2%
Doximity, Inc. (a)(b)	260,000	8,726
Life Sciences Tools & Services - 3.8%
Danaher Corp.	405,000	107,495
Mettler-Toledo International, Inc. (a)	6,800	9,829
Thermo Fisher Scientific, Inc.	162,000	89,212
		206,536
Pharmaceuticals - 3.4%
Eli Lilly & Co.	293,000	107,191
Merck & Co., Inc.	548,412	60,846
Zoetis, Inc. Class A	127,900	18,744
		186,781
TOTAL HEALTH CARE		907,037
INDUSTRIALS - 3.2%
Building Products - 0.5%
Carrier Global Corp.	651,000	26,854
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	130,000	7,916
Waste Management, Inc.	130,000	20,394
		28,310
Construction & Engineering - 0.2%
Quanta Services, Inc.	63,600	9,063
Electrical Equipment - 0.2%
AMETEK, Inc.	93,051	13,001
Machinery - 1.1%
Caterpillar, Inc.	44,200	10,589
IDEX Corp.	21,756	4,968
Otis Worldwide Corp.	339,700	26,602
Parker Hannifin Corp.	72,700	21,156
		63,315
Road & Rail - 0.5%
Old Dominion Freight Lines, Inc.	93,000	26,392
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	15,700	8,733
TOTAL INDUSTRIALS		175,668
INFORMATION TECHNOLOGY - 36.0%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	610,000	46,445
Keysight Technologies, Inc. (a)	75,000	12,830
		59,275
IT Services - 4.8%
Accenture PLC Class A	116,400	31,060
Adyen BV (a)(c)	2,400	3,332
Automatic Data Processing, Inc.	169,200	40,415
MasterCard, Inc. Class A	232,300	80,778
Snowflake, Inc. (a)	77,100	11,067
Visa, Inc. Class A	470,000	97,647
		264,299
Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices, Inc.	288,700	47,355
ASML Holding NV	74,200	40,543
Broadcom, Inc.	137,000	76,601
Enphase Energy, Inc. (a)	31,900	8,452
KLA Corp.	170,000	64,095
Lam Research Corp.	106,100	44,594
Monolithic Power Systems, Inc.	56,800	20,085
onsemi (a)	848,998	52,952
Texas Instruments, Inc.	50,000	8,261
		362,938
Software - 13.2%
Adobe, Inc. (a)	95,000	31,970
Autodesk, Inc. (a)	69,100	12,913
Cadence Design Systems, Inc. (a)	262,500	42,168
Fortinet, Inc. (a)	1,270,000	62,090
Microsoft Corp.	2,135,000	512,016
Roper Technologies, Inc.	66,000	28,518
Synopsys, Inc. (a)	50,000	15,965
Zoom Video Communications, Inc. Class A (a)	239,300	16,210
		721,850
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	4,311,500	560,189
TOTAL INFORMATION TECHNOLOGY		1,968,551
MATERIALS - 1.4%
Chemicals - 1.0%
CF Industries Holdings, Inc.	233,700	19,911
Sherwin-Williams Co.	153,200	36,359
		56,270
Metals & Mining - 0.4%
Steel Dynamics, Inc.	210,500	20,566
TOTAL MATERIALS		76,836
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties, Inc.	187,000	6,059
UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	850,000	71,060
TOTAL COMMON STOCKS (Cost $2,704,673)		5,342,508

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.37% (d)	118,159,065	118,183
Fidelity Securities Lending Cash Central Fund 4.37% (d)(e)	5,326,642	5,327
TOTAL MONEY MARKET FUNDS (Cost $123,508)		123,510

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,828,181)	5,466,018
NET OTHER ASSETS (LIABILITIES) - 0.0%	(866)
NET ASSETS - 100.0%	5,465,152

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,332,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	102,346	1,323,391	1,307,554	2,186	-	-	118,183	0.3%
Fidelity Securities Lending Cash Central Fund 4.37%	-	37,592	32,265	2	-	-	5,327	0.0%
Total	102,346	1,360,983	1,339,819	2,188	-	-	123,510

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	585,803	585,803	-	-
Consumer Discretionary	477,137	477,137	-	-
Consumer Staples	245,954	245,954	-	-
Energy	326,389	326,389	-	-
Financials	502,014	502,014	-	-
Health Care	907,037	907,037	-	-
Industrials	175,668	175,668	-	-
Information Technology	1,968,551	1,965,219	3,332	-
Materials	76,836	76,836	-	-
Real Estate	6,059	6,059	-	-
Utilities	71,060	71,060	-	-

Money Market Funds	123,510	123,510	-	-
Total Investments in Securities:	5,466,018	5,462,686	3,332	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)			December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,145) - See accompanying schedule:	$
Unaffiliated issuers (cost $2,704,673)		5,342,508
Fidelity Central Funds (cost $123,508)		123,510

Total Investment in Securities (cost $2,828,181)			$5,466,018
Cash			3
Receivable for investments sold			4,704
Receivable for fund shares sold			1,595
Dividends receivable			2,284
Distributions receivable from Fidelity Central Funds			469
Prepaid expenses			7
Other receivables			34
Total assets			5,475,114
Liabilities
Payable for fund shares redeemed		$2,392
Accrued management fee		1,484
Transfer agent fee payable		593
Other affiliated payables		82
Other payables and accrued expenses		84
Collateral on securities loaned		5,327
Total Liabilities			9,962
Net Assets			$5,465,152
Net Assets consist of:
Paid in capital			$2,822,503
Total accumulated earnings (loss)			2,642,649
Net Assets			$5,465,152

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value , offering price and redemption price per share ($5,263,442 ÷ 90,262 shares)			$58.31
Class K :
Net Asset Value , offering price and redemption price per share ($201,710 ÷ 3,459 shares)			$58.31
Statement of Operations
Amounts in thousands		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$32,113
Income from Fidelity Central Funds (including $2 from security lending)		2,188
Total Income		34,301
Expenses
Management fee	$9,402
Transfer agent fees	3,626
Accounting fees	498
Custodian fees and expenses	26
Independent trustees' fees and expenses	11
Registration fees	37
Audit	43
Legal	10
Miscellaneous	4
Total expenses before reductions	13,657
Expense reductions	(112)
Total expenses after reductions		13,545
Net Investment income (loss)		20,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	192,927
Foreign currency transactions	(2)
Total net realized gain (loss)		192,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(102,259)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(102,262)
Net gain (loss)		90,663
Net increase (decrease) in net assets resulting from operations		$111,419
Statement of Changes in Net Assets

Amount in thousands	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,756	$27,117
Net realized gain (loss)	192,925	(83,073)
Change in net unrealized appreciation (depreciation)	(102,262)	(1,118,766)
Net increase (decrease) in net assets resulting from operations	111,419	(1,174,722)
Distributions to shareholders	(38,569)	(363,444)
Share transactions - net increase (decrease)	(749,367)	510,634
Total increase (decrease) in net assets	(676,517)	(1,027,532)

Net Assets
Beginning of period	6,141,669	7,169,201
End of period	$5,465,152	$6,141,669

Financial Highlights
Fidelity® Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$58.06	$72.20	$54.21	$47.60	$46.86	$44.92
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.28	.39	.46	.45
Net realized and unrealized gain (loss)	.43	(10.75)	19.40	8.96	3.26	6.74
Total from investment operations	.64	(10.50)	19.68	9.35	3.72	7.19
Distributions from net investment income	(.39)	(.21)	(.32)	(.42)	(.44)	(.45)
Distributions from net realized gain	-	(3.44)	(1.38)	(2.32)	(2.54)	(4.80)
Total distributions	(.39)	(3.64) C	(1.69) C	(2.74)	(2.98)	(5.25)
Net asset value, end of period	$58.31	$58.06	$72.20	$54.21	$47.60	$46.86
Total Return D,E	1.06%	(15.60)%	36.94%	20.51%	8.27%	17.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.45%	.47%	.48%	.50%	.50%
Expenses net of fee waivers, if any	.46% H	.45%	.47%	.48%	.49%	.50%
Expenses net of all reductions	.46% H	.45%	.46%	.48%	.49%	.50%
Net investment income (loss)	.69% H	.35%	.44%	.79%	1.01%	.99%
Supplemental Data
Net assets, end of period (in millions)	$5,263	$5,468	$6,758	$4,402	$4,019	$4,129
Portfolio turnover rate I	40% H	39%	34% J	51%	45%	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Fund Class K

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$58.07	$72.21	$54.20	$47.60	$46.86	$44.92
Income from Investment Operations
Net investment income (loss) A,B	.24	.30	.33	.43	.50	.49
Net realized and unrealized gain (loss)	.43	(10.74)	19.41	8.96	3.26	6.74
Total from investment operations	.67	(10.44)	19.74	9.39	3.76	7.23
Distributions from net investment income	(.43)	(.26)	(.35)	(.46)	(.48)	(.49)
Distributions from net realized gain	-	(3.44)	(1.38)	(2.32)	(2.54)	(4.80)
Total distributions	(.43)	(3.70)	(1.73)	(2.79) C	(3.02)	(5.29)
Net asset value, end of period	$58.31	$58.07	$72.21	$54.20	$47.60	$46.86
Total Return D,E	1.11%	(15.54)%	37.07%	20.60%	8.37%	17.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.39%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.38% H	.37%	.39%	.40%	.40%	.41%
Expenses net of all reductions	.38% H	.37%	.38%	.39%	.40%	.40%
Net investment income (loss)	.78% H	.43%	.52%	.87%	1.10%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$202	$674	$411	$522	$326	$450
Portfolio turnover rate I	40% H	39%	34% J	51%	45%	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$32

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,650,948
Gross unrealized depreciation	(15,154)
Net unrealized appreciation (depreciation)	$2,635,794
Tax cost	$2,830,224

The Fund elected to defer to its next fiscal year approximately $180,829 of capital losses recognized during the period November 1,2021 to June 30,2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	1,165,424	1,953,095
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity Fund	$3,548.13
Class K	78.04
	$3,626
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Fund	$ 17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	47,651	61,405	681
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Fund	$ 6

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Fund	$ - A	$ -	$-

A In the amount of less than five hundred dollars
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $112.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$35,624	$341,399
Class K	2,945	22,045
Total	38,569	$363,444

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2022	Year ended June 30, 2022	Six months ended December 31, 2022	Year ended June 30, 2022
Fidelity Fund
Fidelity Fund
Shares sold	1,228	6,458	$74,685	$468,923
Reinvestment of distributions	522	4,251	32,237	314,473
Shares redeemed	(5,668)	(10,130)	(345,572)	(715,852)
Net increase (decrease)	(3,918)	579	$(238,650)	$67,544
Class K
Shares sold	358	11,006	$21,975	$775,725
Reinvestment of distributions	47	296	2,945	22,045
Shares redeemed	(8,551)	(5,394)	(535,637)	(354,680)
Net increase (decrease)	(8,146)	5,908	$(510,717)	$443,090

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity® Fund
Fidelity® Fund	.46%
Actual		$ 1,000	$ 1,010.60	$ 2.33
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.35
Class K	.38%
Actual		$ 1,000	$ 1,011.10	$ 1.93
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.94

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.540016.125
FID-SANN-0323
Fidelity® Series Large Cap Stock Fund

Semi-Annual Report
December 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	7.7
General Electric Co.	6.1
Microsoft Corp.	5.8
Wells Fargo & Co.	5.0
Bank of America Corp.	2.9
Apple, Inc.	2.8
Hess Corp.	2.3
The Boeing Co.	2.1
Bristol-Myers Squibb Co.	2.0
Comcast Corp. Class A	1.9
38.6

Market Sectors (% of Fund's net assets)

Information Technology	17.2
Financials	15.2
Industrials	14.8
Energy	13.8
Health Care	13.3
Communication Services	7.4
Consumer Staples	4.7
Consumer Discretionary	3.6
Materials	3.1
Real Estate	0.8
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.7%

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	611,700	20,290,855
Verizon Communications, Inc.	710,633	27,998,940
		48,289,795
Entertainment - 1.3%
Activision Blizzard, Inc.	232,322	17,784,249
Nintendo Co. Ltd. ADR	1,920,600	20,012,652
The Walt Disney Co. (b)	820,893	71,319,184
Universal Music Group NV	2,865,781	69,302,294
		178,418,379
Interactive Media & Services - 3.4%
Alphabet, Inc.:
Class A (b)	1,978,425	174,556,438
Class C (b)	1,803,260	160,003,260
Match Group, Inc. (b)	129,400	5,368,806
Meta Platforms, Inc. Class A (b)	886,700	106,705,478
Snap, Inc. Class A (b)	2,273,000	20,343,350
		466,977,332
Media - 2.4%
Charter Communications, Inc. Class A (b)	21,400	7,256,740
Comcast Corp. Class A	7,542,742	263,769,688
Interpublic Group of Companies, Inc.	1,944,570	64,773,627
		335,800,055
TOTAL COMMUNICATION SERVICES		1,029,485,561
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
BorgWarner, Inc.	883,062	35,543,246
Automobiles - 0.1%
General Motors Co.	297,400	10,004,536
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (b)	57,837	116,557,749
Expedia, Inc. (b)	218,600	19,149,360
Marriott International, Inc. Class A	268,500	39,976,965
Starbucks Corp.	166,000	16,467,200
		192,151,274
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	314,489	32,147,066
Sony Group Corp. sponsored ADR	194,500	14,836,460
Whirlpool Corp.	45,063	6,374,612
		53,358,138
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	325,400	27,333,600
Multiline Retail - 0.1%
Target Corp.	95,300	14,203,512
Specialty Retail - 1.0%
Lowe's Companies, Inc.	715,907	142,637,311
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	163,100	19,084,331
TOTAL CONSUMER DISCRETIONARY		494,315,948
CONSUMER STAPLES - 4.7%
Beverages - 1.8%
Diageo PLC sponsored ADR (c)	353,000	62,901,070
Keurig Dr. Pepper, Inc.	1,345,700	47,987,662
The Coca-Cola Co.	2,190,895	139,362,831
		250,251,563
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	17,500	7,988,750
Performance Food Group Co. (b)	501,900	29,305,941
Sysco Corp.	1,196,000	91,434,200
U.S. Foods Holding Corp. (b)	595,600	20,262,312
Walmart, Inc.	394,100	55,879,439
		204,870,642
Household Products - 0.1%
Colgate-Palmolive Co.	17,300	1,363,067
Spectrum Brands Holdings, Inc.	257,382	15,679,711
		17,042,778
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	12,400	3,076,564
Haleon PLC ADR (b)(c)	5,555,736	44,445,888
		47,522,452
Tobacco - 1.0%
Altria Group, Inc.	2,950,159	134,851,768
TOTAL CONSUMER STAPLES		654,539,203
ENERGY - 13.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	110,100	3,251,253
Oil, Gas & Consumable Fuels - 13.8%
Canadian Natural Resources Ltd.	464,800	25,811,161
Cenovus Energy, Inc. (Canada)	10,777,081	209,094,474
EQT Corp.	349,400	11,820,202
Exxon Mobil Corp.	9,728,943	1,073,102,406
Hess Corp.	2,250,772	319,204,485
Imperial Oil Ltd.	1,595,600	77,717,740
Kosmos Energy Ltd. (b)	13,462,455	85,621,214
Phillips 66 Co.	202,300	21,055,384
Tourmaline Oil Corp.	1,709,900	86,277,968
		1,909,705,034
TOTAL ENERGY		1,912,956,287
FINANCIALS - 15.2%
Banks - 11.5%
Bank of America Corp.	12,004,594	397,592,153
Comerica, Inc.	118,400	7,915,040
JPMorgan Chase & Co.	1,142,571	153,218,771
M&T Bank Corp.	170,920	24,793,655
PNC Financial Services Group, Inc.	886,221	139,969,745
Truist Financial Corp.	2,177,423	93,694,512
U.S. Bancorp	1,844,119	80,422,030
Wells Fargo & Co.	16,661,437	687,950,734
		1,585,556,640
Capital Markets - 2.4%
CME Group, Inc.	19,900	3,346,384
KKR & Co. LP (c)	1,452,051	67,404,207
Morgan Stanley	844,424	71,792,928
Northern Trust Corp.	1,444,946	127,863,272
Raymond James Financial, Inc.	373,403	39,898,111
State Street Corp.	244,341	18,953,531
		329,258,433
Consumer Finance - 0.2%
Discover Financial Services	327,900	32,078,457
Insurance - 0.2%
Chubb Ltd.	140,597	31,015,698
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	5,656,977	73,540,701
Radian Group, Inc.	2,718,408	51,840,041
		125,380,742
TOTAL FINANCIALS		2,103,289,970
HEALTH CARE - 13.3%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	243,209	933,923
Alnylam Pharmaceuticals, Inc. (b)	169,950	40,388,618
Argenx SE ADR (b)	14,700	5,568,801
Crinetics Pharmaceuticals, Inc. (b)	389,800	7,133,340
Insmed, Inc. (b)	691,829	13,822,743
Vaxcyte, Inc. (b)	251,200	12,045,040
Verve Therapeutics, Inc. (b)	172,200	3,332,070
		83,224,535
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	54,500	5,983,555
Becton, Dickinson & Co.	144,706	36,798,736
Boston Scientific Corp. (b)	3,798,319	175,748,220
iRhythm Technologies, Inc. (b)	1,100	103,037
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	739,476	11,084,745
		229,718,293
Health Care Providers & Services - 6.2%
Cardinal Health, Inc.	1,202,558	92,440,633
Centene Corp. (b)	111,200	9,119,512
Cigna Corp.	637,411	211,199,761
CVS Health Corp.	1,351,552	125,951,131
Guardant Health, Inc. (b)	351,300	9,555,360
Humana, Inc.	45,600	23,355,864
McKesson Corp.	432,621	162,284,790
Oak Street Health, Inc. (b)	188,700	4,058,937
UnitedHealth Group, Inc.	422,481	223,990,977
		861,956,965
Life Sciences Tools & Services - 0.3%
Danaher Corp.	156,100	41,432,062
Pharmaceuticals - 4.5%
Bayer AG	238,672	12,284,473
Bristol-Myers Squibb Co.	3,893,460	280,134,447
Eli Lilly & Co.	147,300	53,888,232
GSK PLC sponsored ADR	2,840,028	99,798,584
Johnson & Johnson	924,571	163,325,467
Pliant Therapeutics, Inc. (b)	234,300	4,529,019
Sanofi SA sponsored ADR	241,600	11,700,688
Viatris, Inc.	185,500	2,064,615
		627,725,525
TOTAL HEALTH CARE		1,844,057,380
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.6%
Airbus Group NV	716,700	85,217,424
General Dynamics Corp.	178,160	44,203,278
Huntington Ingalls Industries, Inc.	111,550	25,732,354
MTU Aero Engines AG	51,600	11,168,561
Raytheon Technologies Corp.	212,969	21,492,831
Safran SA	121,500	15,218,361
The Boeing Co. (b)	1,535,896	292,572,829
		495,605,638
Air Freight & Logistics - 1.8%
FedEx Corp.	348,747	60,402,980
United Parcel Service, Inc. Class B	1,114,756	193,789,183
		254,192,163
Airlines - 0.1%
Copa Holdings SA Class A (b)	48,500	4,033,745
Ryanair Holdings PLC sponsored ADR (b)	113,400	8,477,784
		12,511,529
Building Products - 0.1%
Johnson Controls International PLC	327,700	20,972,800
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	1,219,100	10,008,811
Electrical Equipment - 1.2%
Acuity Brands, Inc.	227,969	37,753,946
Hubbell, Inc. Class B	159,914	37,528,618
Regal Rexnord Corp.	227,500	27,295,450
Vertiv Holdings Co.	4,293,200	58,645,112
		161,223,126
Industrial Conglomerates - 6.2%
3M Co.	147,273	17,660,978
General Electric Co.	10,070,364	843,795,800
		861,456,778
Machinery - 0.9%
Cummins, Inc.	79,200	19,189,368
Flowserve Corp.	844,685	25,914,936
Fortive Corp.	386,500	24,832,625
Otis Worldwide Corp.	238,884	18,707,006
Stanley Black & Decker, Inc.	111,500	8,375,880
Westinghouse Air Brake Tech Co.	291,985	29,143,023
		126,162,838
Professional Services - 0.1%
Equifax, Inc.	52,400	10,184,464
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	1,275,115	66,828,777
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	228,600	3,222,572
TOTAL INDUSTRIALS		2,022,369,496
INFORMATION TECHNOLOGY - 17.2%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	3,311,098	21,886,358
IT Services - 3.8%
Amadeus IT Holding SA Class A (b)	371,500	19,272,593
Edenred SA	897,000	48,854,653
Fidelity National Information Services, Inc.	589,900	40,024,715
Genpact Ltd.	496,200	22,983,984
Global Payments, Inc.	75,200	7,468,864
IBM Corp.	140,100	19,738,689
MasterCard, Inc. Class A	144,889	50,382,252
PayPal Holdings, Inc. (b)	373,900	26,629,158
Sabre Corp. (b)(c)	2,134,300	13,189,974
Snowflake, Inc. (b)	7,500	1,076,550
Twilio, Inc. Class A (b)	331,700	16,240,032
Unisys Corp. (b)	1,905,099	9,735,056
Visa, Inc. Class A	1,197,093	248,708,042
		524,304,562
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	145,938	23,938,210
Applied Materials, Inc.	368,402	35,874,987
Intel Corp.	884,800	23,385,264
Lam Research Corp.	70,200	29,505,060
Marvell Technology, Inc.	1,042,991	38,632,387
NVIDIA Corp.	188,800	27,591,232
Qualcomm, Inc.	1,214,031	133,470,568
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	102,700	7,650,123
		320,047,831
Software - 8.0%
Adobe, Inc. (b)	193,400	65,084,902
Autodesk, Inc. (b)	173,228	32,371,116
DoubleVerify Holdings, Inc. (b)	224,600	4,932,216
Dynatrace, Inc. (b)	489,394	18,743,790
Elastic NV (b)	510,700	26,301,050
Intuit, Inc.	90,300	35,146,566
Microsoft Corp.	3,340,405	801,095,927
PTC, Inc. (b)	132,800	15,941,312
Salesforce.com, Inc. (b)	98,500	13,060,115
SAP SE sponsored ADR (c)	919,746	94,908,590
Workday, Inc. Class A (b)	42,900	7,178,457
		1,114,764,041
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	2,997,814	389,505,973
Samsung Electronics Co. Ltd.	271,740	11,934,939
		401,440,912
TOTAL INFORMATION TECHNOLOGY		2,382,443,704
MATERIALS - 3.1%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	225,300	5,738,391
DuPont de Nemours, Inc.	1,192,800	81,861,864
		87,600,255
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	4,115,700	85,991,989
Freeport-McMoRan, Inc.	5,059,942	192,277,796
Glencore PLC	10,030,600	66,890,532
		345,160,317
TOTAL MATERIALS		432,760,572
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	172,681	36,584,197
Crown Castle International Corp.	49,400	6,700,616
Equinix, Inc.	4,422	2,896,543
Simon Property Group, Inc.	592,400	69,595,152
		115,776,508
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	110,700	12,453,750
PG&E Corp. (b)	969,300	15,760,818
Southern Co.	748,300	53,436,103
		81,650,671
Multi-Utilities - 0.0%
Sempra Energy	34,380	5,313,085
TOTAL UTILITIES		86,963,756
TOTAL COMMON STOCKS (Cost $8,996,242,204)		13,078,958,385

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	17,600	659,296

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	1,749,000	19,116,570

TOTAL PREFERRED STOCKS (Cost $20,367,805)		19,775,866

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (f)	589,465,230	589,583,123
Fidelity Securities Lending Cash Central Fund 4.37% (f)(g)	77,422,943	77,430,686
TOTAL MONEY MARKET FUNDS (Cost $667,013,809)		667,013,809

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $9,683,623,818)	13,765,748,060
NET OTHER ASSETS (LIABILITIES) - 0.7%	98,607,276
NET ASSETS - 100.0%	13,864,355,336

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,290,855 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,545,654 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	33,110,980

Reddit, Inc. Series E	5/18/21	747,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	761,480,223	1,878,238,957	2,050,136,057	8,420,461	-	-	589,583,123	1.4%
Fidelity Securities Lending Cash Central Fund 4.37%	21,387,036	438,373,914	382,330,264	83,996	-	-	77,430,686	0.2%
Total	782,867,259	2,316,612,871	2,432,466,321	8,504,457	-	-	667,013,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,030,144,857	939,892,412	89,593,149	659,296
Consumer Discretionary	494,315,948	494,315,948	-	-
Consumer Staples	654,539,203	654,539,203	-	-
Energy	1,912,956,287	1,912,956,287	-	-
Financials	2,103,289,970	2,103,289,970	-	-
Health Care	1,844,057,380	1,831,772,907	12,284,473	-
Industrials	2,041,486,066	1,941,050,281	100,435,785	-
Information Technology	2,382,443,704	2,363,171,111	19,272,593	-
Materials	432,760,572	365,870,040	66,890,532	-
Real Estate	115,776,508	115,776,508	-	-
Utilities	86,963,756	86,963,756	-	-

Money Market Funds	667,013,809	667,013,809	-	-
Total Investments in Securities:	13,765,748,060	13,476,612,232	288,476,532	659,296
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,061,170) - See accompanying schedule:
Unaffiliated issuers (cost $9,016,610,009)	$13,098,734,251
Fidelity Central Funds (cost $667,013,809)	667,013,809

Total Investment in Securities (cost $9,683,623,818)		$13,765,748,060
Restricted cash		1,729,160
Foreign currency held at value (cost $978,864)		978,865
Receivable for securities sold on a delayed delivery basis		8,335,435
Receivable for fund shares sold		175,687,922
Dividends receivable		13,943,042
Distributions receivable from Fidelity Central Funds		2,169,237
Total assets		13,968,591,721
Liabilities
Payable for investments purchased	$26,467,368
Payable for fund shares redeemed	283,184
Other payables and accrued expenses	71,958
Collateral on securities loaned	77,413,875
Total Liabilities		104,236,385
Net Assets		$13,864,355,336
Net Assets consist of:
Paid in capital		$9,803,023,360
Total accumulated earnings (loss)		4,061,331,976
Net Assets		$13,864,355,336
Net Asset Value , offering price and redemption price per share ($13,864,355,336 ÷ 838,973,866 shares)		$16.53

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$156,401,864
Income from Fidelity Central Funds (including $83,996 from security lending)		8,504,457
Total Income		164,906,321
Expenses
Custodian fees and expenses	91,962
Independent trustees' fees and expenses	23,375
Total expenses before reductions	115,337
Expense reductions	(540)
Total expenses after reductions		114,797
Net Investment income (loss)		164,791,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,162,078
Foreign currency transactions	1,393,848
Total net realized gain (loss)		13,555,926
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	800,793,000
Assets and liabilities in foreign currencies	69,385
Total change in net unrealized appreciation (depreciation)		800,862,385
Net gain (loss)		814,418,311
Net increase (decrease) in net assets resulting from operations		$979,209,835
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$164,791,524	$260,692,749
Net realized gain (loss)	13,555,926	899,500,742
Change in net unrealized appreciation (depreciation)	800,862,385	(2,398,185,195)
Net increase (decrease) in net assets resulting from operations	979,209,835	(1,237,991,704)
Distributions to shareholders	(859,194,238)	(1,309,838,257)
Share transactions
Proceeds from sales of shares	2,072,551,833	2,398,883,246
Reinvestment of distributions	859,194,238	1,309,838,257
Cost of shares redeemed	(1,985,893,783)	(3,155,193,754)
Net increase (decrease) in net assets resulting from share transactions	945,852,288	553,527,749
Total increase (decrease) in net assets	1,065,867,885	(1,994,302,212)

Net Assets
Beginning of period	12,798,487,451	14,792,789,663
End of period	$13,864,355,336	$12,798,487,451

Other Information
Shares
Sold	124,834,875	131,892,724
Issued in reinvestment of distributions	51,636,302	69,841,877
Redeemed	(119,298,053)	(166,893,726)
Net increase (decrease)	57,173,124	34,840,875

Financial Highlights
Fidelity® Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.37	$19.80	$14.07	$14.98	$15.76	$15.00
Income from Investment Operations
Net investment income (loss) A,B	.20	.34	.34	.37	.42	.38
Net realized and unrealized gain (loss)	1.04	(2.02)	6.27	(.32)	.42	1.26
Total from investment operations	1.24	(1.68)	6.61	.05	.84	1.64
Distributions from net investment income	(.33)	(.47)	(.37)	(.28)	(.39)	(.34)
Distributions from net realized gain	(.76)	(1.28)	(.52)	(.68)	(1.22)	(.54)
Total distributions	(1.08) C	(1.75)	(.88) C	(.96)	(1.62) C	(.88)
Net asset value, end of period	$16.53	$16.37	$19.80	$14.07	$14.98	$15.76
Total Return D,E	7.60%	(9.44)%	49.05%	.17%	5.83%	11.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.43% I	1.84%	2.04%	2.58%	2.80%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$13,864,355	$12,798,487	$14,792,790	$11,937,391	$14,114,096	$13,059,805
Portfolio turnover rate J	10% I	17%	15%	28% K	41% L	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain corporate actions and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,742,438,269
Gross unrealized depreciation	(700,560,955)
Net unrealized appreciation (depreciation)	$4,041,877,314
Tax cost	$9,723,870,746

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	1,014,312,125	660,692,842
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Stock Fund	$11,205

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	129,488,175	45,213,870	9,066,681

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Stock Fund	$8,759	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $540.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Series Large Cap Stock Fund	-%- D
Actual		$ 1,000	$ 1,076.00	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

1.951032.110
MHT-SANN-0323

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023